Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Provisions
Schedule of other provisions

				Release of
				surplus
(amounts in thousands of euros)	As of 01/01/2020	Additions	Reversals	provisions	As of 12/31/2020
Provisions for litigation (1)	—	1,394	—	—	1,394
Provisions for risks (2)	—	2	—	—	2
Total provisions	—	1,396	—	—	1,396